SEGMENT REPORTING (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Summary information by segment

2021
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$2,090,406	200,040	375,650	46,254	$2,712,350
Cost of sales	$(1,618,132)	(123,265)	(381,975)	(38,282)	$(2,161,654)
Net income (loss)	$(244,462)	(103,414)	(440,438)	(951,764)	$(1,740,078)
Total assets	$7,583,025	398,819	462,184	4,614,382	$13,058,410
Depreciation and amortization	$(148,547)	(27,834)	---	(163,635)	$(340,016)
Derivative gain	$—	—	---	185,275	$185,275
Interest expense	$(190,469)	(8,272)	---	(192,138)	$(390,879)

2020
	TPT SpeedConnect	Blue Collar	Corporate and other	Total
Revenue	$2,707,654	$353,405	$14,914	$3,075,973
Cost of sales	$(1,717,386)	$(148,095)	$(441,007)	$(2,306,488)
Net income (loss)	$286,790	$(58,095)	$(6,194,893	$(5,966,198)
Total assets	$6,410,699	$517,314	$8,608,575	$15,536,588
Depreciation and amortization	$(127,194)	$(27,834)	$(285,110)	$(440,138)
Derivative expense	$—	$—	$(3,896,672)	$(3,896,672)
Interest expense	$(54,004)	$(10,218)	$(482,535)	$(546,757)

2020
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$9,958,770	1,051,120	30,484	53,796	$11,094,170
Cost of revenue	$(6,367,474)	(437,936)	(68,884)	(319,199)	$(7,193,493)
Net income (loss)	$983,673	(166,110)	(747,485)	(8,189,346)	$(8,119,268)
Total assets	$7,010,444	370,554	11,850	5,443,840	$12,836,688
Depreciation and amortization	$(531,254)	(111,336)	(3,583)	(1,139,470)	$(1,785,643)
Impairment of long lived assets and goodwill	(2,702,996)	$(2,702,996)
Derivative gain (expense)	$—	—	1,140,323	$1,140,323
Interest expense	$(242,693)	(36,507)	(800)	(1,251,733)	$(1,531,733)

2019
	TPT SpeedConnect		Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue		$8,002,875	1,941,955	---	267,547	$10,212,377
Cost of revenue		$(4,879,444)	(751,349)	---	(281,208)	$(5,912,001)
Net income (loss)		$1,124,210	428,758	---	(15,581,133)	$(14,028,165)
Total assets		$8,003,380	476,268	---	6,974,105	$15,453,753
Depreciation and amortization		$(282,449)	(20,563)	---	(1,156,679)	$(1,459,691)
Impairment of long lived assets and goodwill	$	---	---	---	(949,872)	$(949,872)
Derivative expense		$—	—	---	(7,476,908)	$(7,476,908)
Interest expense		$—	(119,359)	---	(3,461,661)	$(3,581,020)